Investment in Associates and Joint Ventures (Details Narrative) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2022 CAD ($)	Aug. 01, 2022 USD ($) $ / shares shares	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Oct. 31, 2021 CAD ($)	Aug. 02, 2022 $ / shares	Jul. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Investment in Schwab | $			$ 9,504		$ 9,504		$ 11,112
Par value per share | $ / shares								$ 39
Charles Schwab Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage					13.40%		13.40%
Fair value of outstanding shares			22,000		$ 22,000		$ 26,000		$ 18,000	$ 21,000
Closing price of shares | $ / shares									$ 69.05	$ 82.03
Percentage of voting common shares					9.60%
Investment in Schwab | $			9,500		$ 9,500		$ 11,100
Share of net income from investment in Schwab | $			$ 268	$ 170	$ 701	$ 561
Charles Schwab Corporation [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Number of shares sold in associate | shares		28.4
Proceeds from issuing shares	$ 2,400	$ 1,900
Par value per share | $ / shares		$ 66.53
Other income	1,000	$ 770
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 370	$ 290
Charles Schwab Corporation [member] | Top of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	13.40%	13.40%
Percentage of voting common shares					9.90%
Charles Schwab Corporation [member] | Bottom of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	12.00%	12.00%
Charles Schwab Corporation [member] | Repurchase Agreement [Member] | Top of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Number of shares sold in associate | shares		15.0
Charles Schwab Corporation [member] | Prince Obtained in Shares Sold to a Broker Dealer [Member] | Bottom of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Number of shares sold in associate | shares		13.4